Cover	Dec. 08, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2025
Entity File Number	000-51815
Entity Registrant Name	LOGIQ, INC.
Entity Central Index Key	0001335112
Entity Tax Identification Number	46-5057897
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9116 Froude Avenue
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Surfside
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33154
Country Region	+1
City Area Code	305
Local Phone Number	988-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	230 Victoria Bugis Junction
Entity Address, Address Line Two	#15-01/08
Entity Address, Country	SG
Entity Address, Postal Zip Code	188024